Lease	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASE

NOTE 10 – LEASE

The Company has several operating leases for manufacturing facilities and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Rent expense for the years ended December 31, 2019, 2018 and 2017 was $256,693, $233,921 and $89,785, respectively.

Effective January 1, 2019, the Company adopted the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on accumulated deficit as of December 31, 2019. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

The Company’s operating leases primarily include leases for office space and manufacturing facilities. The current portion of operating lease liabilities and the non-current portion of operating lease liabilities are presented on the consolidated balance sheet. Total lease expense amounted to $256,693, which included $40,037 of interest and $216,656 of amortization expense of ROU assets. Total cash paid for operating leases amounted to $261,700 for the year ended December 31, 2019. Supplemental balance sheet information related to operating leases is as follows:

December 31, 2019
Right-of-use assets	$505,630

Operating lease liabilities - current	$177,903
Operating lease liabilities - non-current	301,012
Total operating lease liabilities	$478,915

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2019:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.39
Weighted average discount rate	7.42%

The following is a schedule of maturities of lease liabilities as of December 31, 2019:

2020	$207,587
2021	224,688
2022	92,701
Total lease payments	524,976
Less: imputed interest	(46,061)
Present value of lease liabilities	$478,915